Income Taxes (Provision for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The Provision for Income Taxes [Abstract]
Current	$ 784,500	$ 208,000	$ 554,569
Deferred income taxes	298,500	1,032,000	516,431
Total provision for income taxes	$ 1,083,000	$ 1,240,000	$ 1,071,000